Earnings per share (EPS) (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share
Net income attributable to equity holders of the parent	R$ 373,569	R$ 223,326	R$ 292,075
Weighted average number of outstanding shares	90,335,037	93,291,480	92,683,848
Effects of dilution from stock options and restricted share units	329,085	811,818	951,920
Weighted average number of outstanding shares adjusted for the effect of dilution	90,664,122	94,103,298	93,635,768
Basic earnings per share (R$)	R$ 4.14	R$ 2.39	R$ 3.15
Diluted earnings per share (R$)	R$ 4.12	R$ 2.37	R$ 3.12